Stockholders' Equity Disclosure (Details) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Common stock authorized to be issued		300,000,000	300,000,000
Par value of common stock		$ 0.001	$ 0.001
Value of stock issued for purchase of assets		$ 75,000	$ 3,004,860
Common stock issued for cash	2,722,221	350,000	3,790,000
Value of stock issued for services		$ 2,622,128	$ 2,921,471
Value of stock issued for compensation		69,290	863,250
Value of stock issued for agreement		1,610,000	3,132,500
Proceeds from stock issued for cash		$ 175,000	$ 1,945,000
Asset acquisition - Yowza!!
Common stock issued in purchase of assets			1,642,000
Value of stock issued for purchase of assets			$ 3,004,860
Stock to various individuals and companies for services
Common stock issued for services			1,253,353
Stock for Accrued Legal Fees
Common stock issued for services			602,958
Value of stock issued for services			$ 816,524
Stock for Chief Executive Officer
Common stock issued for compensation			338,000
Value of stock issued for compensation			$ 680,700
Stock for Chief Financial Officer
Common stock issued for compensation			20,000
Value of stock issued for compensation			$ 29,000
Stock for Employee compensation
Common stock issued for compensation		371,666	155,000
Value of stock issued for compensation		$ 69,290	$ 153,550
License agreement with HWW
Common stock issued for agreement		7,000,000
Value of stock issued for agreement		$ 1,610,000
For services and as repayment of advances
Common stock issued for services		14,206,080
Value of stock issued for services		$ 2,622,128
Acquisition - Catalyst
Common stock issued in purchase of assets		300,000
Value of stock issued for purchase of assets		$ 75,000